Changes in Liabilities arising from Financial Activities - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at 1 January		€ 229	€ 510
New bank loans			0
Payments		(192)	(281)
Closing balance at 31 December		37	229
Opening balance at January 1st		4,134	1,136
New leases	[1]	723	4,204
Payments		(1,255)	(1,206)
Closing balance at December 31		3,602	4,134
Opening balance at January 1st		4,484
Closing balance at December 31		4,590	4,484
RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at January 1st		4,484	3,140
Repayments		(246)	(256)
Proceeds - Liability component		1,284	1,481
Remeasurement		(933)	120
Closing balance at December 31		€ 4,590	€ 4,484

[1]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019 which amounts to €3.9 million as of January 1, 2019.